UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

COMMON STOCKS - 97.85%	SHARES	FAIR VALUE

Aerospace & Defense - 1.19%
Ducommun, Inc. (a)	710	$18,389

Apparel - 0.75%
Perry Ellis International, Inc. (a)	500	11,580

Auto Parts & Equipment - 1.23%
Spartan Motors, Inc.	3,925	19,036

Banks - 14.64%
Bank of Commerce Holdings	1,335	7,476
Bar Harbor Bankshares	450	14,648
Capital City Bank Group, Inc.	1,100	17,875
Financial Institutions, Inc.	580	13,299
First Financial Corp. - IN	510	18,304
First Internet Bancorp	905	16,806
First NBC Bank Holding Co. (a)	500	16,490
Hanmi Financial Corp.	825	17,449
Independent Bank Corp. - MI	1,270	16,294
MainSource Financial Group, Inc.	1,090	21,408
Monarch Financial Holdings, Inc.	1,375	17,201
Northrim BanCorp, Inc.	340	8,344
Sierra Bancorp	550	9,185
TowneBank - Portsmouth, VA	975	15,678
Washington Trust Bancorp, Inc.	435	16,613
		227,070
Biotechnology - 0.81%
Harvard Bioscience, Inc. (a)	2,150	12,513

Building Materials - 1.95%
Gibraltar Industries, Inc. (a)	1,110	18,215
LSI Industries, Inc.	1,475	12,021
		30,236
Chemicals - 0.75%
American Vanguard Corp.	1,100	11,682

Commercial Services - 6.16%
Barrett Business Services, Inc.	525	22,491
CBIZ, Inc. (a)	1,925	17,960
CRA International, Inc. (a)	225	7,002
Cross Country Healthcare, Inc. (a)	1,525	18,087
Global Cash Access Holdings, Inc. (a)	2,425	18,479
Great Lakes Dredge & Dock Corp. (a)	1,905	11,449
		95,468
Computers - 0.75%
Computer Task Group, Inc.	1,600	11,696

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

COMMON STOCKS - 97.85% (Continued)	SHARES	FAIR VALUE

Diversified Financial Services - 2.14%
Federal Agricultural Mortgage Corp. - Class C	570	$16,068
Gain Capital Holdings, Inc.	1,745	17,049
		33,117
Electrical Components & Equipment - 0.64%
Powell Industries, Inc.	295	9,962

Electronics - 1.95%
Electro Scientific Industries, Inc.	1,775	10,969
ZAGG, Inc. (a)	2,215	19,204
		30,173
Energy - Alternative Sources - 0.85%
Pacific Ethanol, Inc. (a)	1,225	13,218

Engineering & Construction - 4.60%
Comfort Systems USA, Inc.	1,015	21,356
Hill International, Inc. (a)	4,660	16,729
Orion Marine Group, Inc. (a)	1,785	15,815
Sterling Construction Co., Inc. (a)	3,875	17,515
		71,415
Environmental Control - 0.80%
Ceco Environmental Corp.	1,175	12,467

Hand & Machine Tools - 1.08%
Hardinge, Inc.	1,440	16,704

Healthcare - Products - 2.12%
Digirad Corp.	2,150	9,761
Exactech, Inc. (a)	400	10,252
Synergetics USA, Inc. (a)	2,385	12,855
		32,868
Healthcare - Services - 1.30%
Almost Family, Inc. (a)	450	20,120

Home Builders - 1.51%
WCI Communities, Inc. (a)	980	23,471

Home Furnishings - 2.07%
Daktronics, Inc.	1,225	13,242
Hooker Furniture Corp.	990	18,859
		32,101
Household Products & Wares - 0.84%
Central Garden & Pet Co. - Class A (a)	1,225	13,010

Insurance - 0.65%
United Insurance Holdings Corp.	450	10,125

Internet - 1.97%
Safeguard Scientifics, Inc. (a)	950	17,176
TeleCommunication Systems, Inc. - Class A (a)	3,500	13,405
		30,581

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

COMMON STOCKS - 97.85% (Continued)	SHARES	FAIR VALUE

Investment Companies - 1.04%
Gladstone Capital Corp.	770	$6,784
Saratoga Investment Corp.	585	9,272
		16,056
Iron & Steel - 1.06%
Universal Stainless & Alloy Products, Inc. (a)	630	16,519

Leisure Time - 0.55%
Callaway Golf Co.	900	8,577

Lodging - 1.10%
Century Casinos, Inc. (a)	3,125	17,031

Machinery - Diversified - 0.79%
Global Power Equipment Group, Inc.	925	12,210

Metal Fabricate & Hardware - 1.24%
Northwest Pipe Co. (a)	320	7,344
Olympic Steel, Inc.	887	11,939
		19,283
Mining - 0.79%
Ring Energy, Inc. (a)	1,150	12,213

Miscellaneous Manufacturing - 1.01%
FreightCar America, Inc.	500	15,715

Oil & Gas - 0.72%
PetroQuest Energy, Inc. (a)	4,883	11,231

Oil & Gas Services - 1.22%
Gulf Island Fabrication, Inc.	530	7,876
Tesco Corp.	970	11,029
		18,905
Real Estate Investment Trusts - 3.15%
Gladstone Commercial Corp.	460	8,561
Independence Realty Trust, Inc.	2,140	20,309
Monmouth Real Estate Investment Corp.	1,130	12,554
Sotherly Hotels, Inc.	975	7,420
		48,844
Retail - 8.09%
Christopher & Banks Corp. (a)	3,200	17,792
Destination XL Group, Inc. (a)	2,800	13,832
Kirkland's, Inc. (a)	820	19,475
New York & Co., Inc. (a)	2,500	6,250
Ruby Tuesday, Inc. (a)	2,600	15,626
Stein Mart, Inc.	1,370	17,055
Systemax, Inc. (a)	600	7,332
TravelCenters of America LLC (a)	975	17,004
West Marine, Inc. (a)	1,200	11,124
		125,490

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

COMMON STOCKS - 97.85% (Continued)	SHARES	FAIR VALUE

Savings & Loans - 10.06%
Banc of California, Inc.	1,600	$19,696
Berkshire Hills Bancorp, Inc.	625	17,312
Dime Community Bancshares, Inc.	1,100	17,710
ESSA Bancorp, Inc.	1,205	15,448
HomeStreet, Inc. (a)	170	3,114
HomeTrust Bancshares, Inc. (a)	925	14,772
Meta Financial Group, Inc.	525	20,858
SI Financial Group, Inc.	1,315	15,964
Territorial Bancorp, Inc.	825	19,602
United Community Financial Corp. - OH	2,100	11,466
		155,942
Semiconductors - 5.46%
Alpha & Omega Semiconductor Ltd. (a)	1,625	14,479
IXYS Corp.	1,550	19,096
Photronics, Inc. (a)	2,075	17,637
Rudolph Technologies, Inc. (a)	1,500	16,530
Xcerra Corp. (a)	1,900	16,891
		84,633
Software - 2.41%
American Software, Inc. - GA - Class A	1,725	17,630
Concurrent Computer Corp.	1,850	11,710
Wayside Technology Group, Inc.	460	8,105
		37,445
Telecommunications - 3.89%
Black Box Corp.	665	13,918
EXFO, Inc. (a)	3,110	11,756
Premiere Global Services, Inc. (a)	1,700	16,252
Spok Holdings, Inc.	515	9,873
Westell Technologies, Inc. - Class A (a)	6,500	8,515
		60,314
Transportation - 4.52%
Aegean Marine Petroleum Network, Inc.	1,400	20,118
Celadon Group, Inc.	780	21,232
Covenant Transportation Group, Inc. - Class A (a)	380	12,601
Marten Transport Ltd.	695	16,124
		70,075
Total Common Stocks (Cost $1,461,244)		1,517,485

MONEY MARKET FUND - 3.21%
First American Prime Obligations Fund Class Z, 0.02% (b) (Cost $49,858)	49,858	49,858

Total Investments at Fair Value - 101.06% (Cost $1,511,102)		1,567,343
Liabilities in Excess of Other Assets, Net - (1.06)%		(16,503)
Net Assets - 100.00%		$1,550,840

(a) Non-income producing security.
(b) Rate shown represents the 7-day yield at March 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

COMMON STOCKS - 97.69%	SHARES	FAIR VALUE

Agriculture - 1.02%
Andersons, Inc.	275	$11,377

Banks - 15.13%
Banner Corp.	465	21,344
Financial Institutions, Inc.	620	14,217
First Financial Corp. - IN	550	19,740
First NBC Bank Holding Co. (a)	537	17,710
Hanmi Financial Corp.	835	17,660
Independent Bank Corp. - Rockland, MA	460	20,180
MainSource Financial Group, Inc.	1,085	21,309
Old National Bancorp. - IN	1,190	16,886
TowneBank - Portsmouth, VA	1,225	19,698
		168,744
Building Materials - 1.74%
Gibraltar Industries, Inc. (a)	1,180	19,364

Commercial Services - 3.45%
Aaron's, Inc.	700	19,817
CBIZ, Inc. (a)	1,995	18,613
		38,430
Computers - 3.02%
Mentor Graphics Corp.	725	17,422
Synaptics, Inc. (a)	200	16,261
		33,683
Diversified Financial Services - 2.46%
Federal Agricultural Mortgage Corp. - Class C	575	16,209
Gain Capital Holdings, Inc.	1,150	11,236
		27,445
Electric - 1.43%
Portland General Electric Co.	430	15,949

Electrical Components & Equipment - 3.44%
Encore Wire Corp.	450	17,046
EnerSys	200	12,848
Powell Industries, Inc.	250	8,443
		38,337
Electronics - 2.50%
AVX Corp.	1,025	14,627
Plexus Corp. (a)	325	13,250
		27,877
Engineering & Construction - 1.84%
Comfort Systems USA, Inc.	975	20,514

Environmental Control - 0.97%
Ceco Environmental Corp.	1,018	10,801

Food - 1.82%
SpartanNash Co.	645	20,356

Forest Products & Paper - 1.19%
Deltic Timber Corp.	200	13,250

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

COMMON STOCKS - 97.69% (Continued)	SHARES	FAIR VALUE

Gas - 0.97%
ONE Gas, Inc.	250	$10,807

Healthcare - Services - 1.04%
LHC Group, Inc. (a)	350	11,561

Home Builders - 1.61%
WCI Communities, Inc. (a)	750	17,962

Home Furnishings - 3.51%
Ethan Allen Interiors, Inc.	605	16,722
La-Z-Boy, Inc.	800	22,488
		39,210
Household Products & Wares - 0.88%
Central Garden and Pet Co. - Class A (a)	925	9,823

Insurance - 2.07%
Fidelity & Guaranty Life	525	11,130
Horace Mann Educators Corp.	350	11,970
		23,100
Iron & Steel - 1.27%
Carpenter Technology Corp.	365	14,191

Miscellaneous Manufacturing - 1.63%
FreightCar America, Inc.	580	18,229

Office Furnishings - 1.24%
Herman Miller, Inc.	500	13,880

Oil & Gas - 1.67%
California Resources Corp	1,225	9,322
PetroQuest Energy, Inc. (a)	4,067	9,354
		18,676
Oil & Gas Services - 1.56%
Helix Energy Solutions Group, Inc. (a)	575	8,602
Matrix Service Co. (a)	500	8,780
		17,382
Pharmaceuticals - 1.16%
Impax Laboratories, Inc. (a)	275	12,889

Real Estate - 1.13%
Forestar Group, Inc. (a)	800	12,616

Real Estate Investment Trusts - 5.90%
Brandywine Realty Trust	817	13,056
DiamondRock Hospitality Co.	775	10,951
Hersha Hospitality Trust	2,092	13,535
LaSalle Hotel Properties	405	15,738
Lexington Realty Trust	1,275	12,533
		65,813

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

COMMON STOCKS - 97.69% (Continued)	SHARES	FAIR VALUE

Retail - 10.11%
Ascena Retail Group, Inc. (a)	1,000	$14,510
Big Lots, Inc.	260	12,488
Bloomin' Brands, Inc.	775	18,856
Kirkland's, Inc. (a)	825	19,594
Ruby Tuesday, Inc. (a)	2,500	15,025
Stein Mart, Inc.	1,400	17,430
TravelCenters of America LLC (a)	850	14,824
		112,727
Savings & Loans - 6.39%
Banc of California, Inc.	1,655	20,373
Berkshire Hills Bancorp, Inc.	680	18,836
BofI Holding, Inc. (a)	225	20,934
HomeTrust Bancshares, Inc. (a)	700	11,179
		71,322
Semiconductors - 5.74%
Entegris, Inc. (a)	875	11,979
Photronics, Inc. (a)	1,525	12,962
QLogic Corp. (a)	900	13,266
Rudolph Technologies, Inc. (a)	1,311	14,447
Xcerra Corp. (a)	1,275	11,335
		63,989
Software - 1.23%
Allscripts Healthcare Solutions,. Inc. (a)	1,150	13,754

Telecommunications - 3.32%
Black Box Corp.	550	11,512
Plantronics, Inc.	225	11,914
Premiere Global Services, Inc. (a)	1,425	13,623
		37,049
Transportation - 5.25%
Aegean Marine Petroleum Network, Inc.	1,320	18,968
Celadon Group, Inc.	750	20,415
Marten Transport Ltd.	825	19,140
		58,523
Total Common Stocks (Cost $1,007,157)		1,089,630

MONEY MARKET FUND - 3.50%
First American Prime Obligations Fund Class Z, 0.02% (b) (Cost $39,085)	39,085	39,085

Total Investments at Fair Value - 101.19% (Cost $1,046,242)		1,128,715
Liabilities in Excess of other Assets, Net - (1.19%)		(13,311)
Net Assets - 100.00%		$1,115,404

(a) Non-income producing security.
(b) Rate shown represents the 7-day yield at March 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — March 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Foundry Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation

Processes and Structure — The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs — The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•            Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•            Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•            Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements — A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — March 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2015:

Foundry Micro Cap Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$1,517,485	$-	$1,517,485
Money Market Funds	49,858	-	49,858
Totals	$1,567,343	$-	$1,567,343

Foundry Small Cap Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$1,089,630	$-	$1,089,630
Money Market Funds	39,085	-	39,085
Totals	$1,128,715	$-	$1,128,715

(a)	As of and during the three month period ended March 31, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — March 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no transfers into and out of any Level for the Funds during the three month period ended March 31, 2015. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended March 31, 2015, no securities were fair valued.

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of March 31, 2015:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Micro Cap Value Fund	$1,513,342	$148,590	$(94,589)	$54,001
Small Cap Value Fund	1,047,025	123,492	(41,802)	81,690

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	INVESTMENTS IN SMALL-CAP COMPANIES AND MICRO CAP COMPANIES

A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations. Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative. Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company. Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:
Name:	Randy Linscott
Title:	President
Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Name:	Randy Linscott
Title:	President
Date:	May 28, 2015

By:
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	May 28, 2015